Non-Controlling Interest	12 Months Ended
Jun. 30, 2024
Non-controlling Interest
Non-Controlling Interest

20. Non-Controlling Interest

The following items affects non-controlling interest (“NCIs”) for the year ended June 30, 2024:

Solar Alliance DevCo LLC

On June 20, 2023, the Company (through ASP) acquired a 67% membership interest in two solar facilities through the acquisition of an interest in Solar Alliance DevCo. The remaining 33% membership was acquired on December 4, 2023. For the period from July 1, 2023 to December 4, 2023, net income of $7,023 was allocated to non-controlling interest (2023- $Nil).

OFIT GM and OFIT RT

On November 1, 2023, the Company acquired 49.9% interest in OFIT GM and OFIT RT. For the period from November 1, 2023 to June 30, 2024, net loss of $80,171 in OFIT GM and $30,259 in OFIT RT were allocated to non-controlling interest.

	June 30, 2024 % ownership held by NCI	June 30, 2023 % ownership held by NCI
2467264 Ontario Inc.	49.9%	49.9%
Solar Alliance DevCo LLC	-	67%
OFIT GM Inc.	49.9%	-
OFIT R Inc.	49.9%	-

Summarized financial information for the Company’s subsidiaries that have non-controlling interests is set out below. The amounts are before intercompany eliminations.

	2467264 Ontario Inc.		Solar Alliance DevCo LLC		OFIT GM Inc.		OFIT RT Inc.		Total
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023

Current assets	2,343	6,874,801		588,992	560,757	-	159,990	-	723,090	7,463,793
Non-current assets	-	-		1,878,938	4,237,485	-	1,767,508	-	6,004,993	1,878,938
	2,343	6,874,801	-	2,467,930	4,798,242	-	1,927,498	-	6,728,083	9,342,731

Current liabilities	927,790	1,617,782		25,851	770,469	-	98,215	-	1,796,474	1,643,633
Non-current liabilities	-	-		-	4,039,128	-	1,569,411	-	5,608,539	-
	927,790	1,617,782	-	25,851	4,809,597	-	1,667,626	-	7,405,013	1,643,633

Non-controlling interest	(44,717)	(44,717)		283,122	1,766,009	-	639,641	-	2,360,933	238,405

Revenue	-	-	30,965	-	366,429	-	142,665	-	540,059	-

Profit (loss) for the year attributable to the owners of the parent	156,173	5,376,027	36,366	-	(79,851)	-	(30,138)	-	82,550	5,376,027
Profit (loss) for the year attributable to NCIs	-	-	7,023	-	(80,171)	-	(30,259)	-	(103,407)	-
	156,173	5,376,027	43,389	-	(160,022)	-	(60,397)	-	(20,857)	5,376,027

Other comprehensive income for the year:
Attributable to the owners of the parent	-	-	9,327	-	-	-	-	-	9,327	-
Attributable to NCIs	-	-	8,172	-	-	-	-	-	8,172	-
	-	-	17,499	-	-	-	-	-	17,499	-

Total comprehensive income for the year attributable to the owners of the parent	156,173	5,376,027	45,693	-	(79,851)	-	(30,138)	-	91,877	5,376,027
Total comprehensive income for the year attributable to NCIs	-	-	15,195	-	(80,171)	-	(30,259)	-	(95,235)	-
	156,173	5,376,027	60,888	-	(160,022)	-	(60,397)	-	(3,358)	5,376,027

Net cash from operating activities	1,855	488		-	434,447	-	25,059	-	461,361	488
Net cash from investing activities	-	-		-	242,885	-	200,780	-	443,665	-
Net cash used in financing activities	-	-		-	(289,174)	-	(105,955)	-	(395,129)	-